Offerings - Offering: 1	Jul. 29, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 22,426,830.60
Amount of Registration Fee	$ 3,433.55
Offering Note	Based on 17,385,140 shares of the common stock, 0.0001 par value per share, of MIRA Pharmaceuticals, Inc. (“MIRA”) to be issued pursuant to the Agreement and Plan of Merger, dated June 13, 2025, by and among MIRA, MIRAPHARM Acquisition, Inc. and SKNY Pharmaceuticals, Inc. (“SKNY”), assuming an exchange ratio determined based on information as to equity ownership as of June 12, 2025, and other assumptions discussed in this proxy statement, including the assumption that, immediately following the merger, the pre-merger MIRA equity holders are expected to hold approximately 50% of the aggregate number of shares of MIRA common stock and the pre-merger SKNY equity holders are expected to hold approximately 50% of the aggregate number of shares of MIRA common stock, in each case, on a fully diluted basis using the treasury stock method.Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):Calculated solely for the purpose of determining the filing fee. The maximum aggregate value was determined based upon multiplying (i) 17,385,140 shares of MIRA’s common stock (including shares to be issued in exchange for warrants to purchase shares of SKNY capital stock) and (ii) $1.29, which is the average of high and low trading prices as reported on the Nasdaq Global Market within five business days prior to June 12, 2025.